EMPLOYEES AND REMUNERATION (Detail Textuals) - Person	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2016
Disclosure Of Employee Benefits [Abstract]
Percentage of contribution of key person pensionable salary	25.00%
Number of gender distribution before adjustment		7
Number of gender distribution after adjustment		13